C. Earnings Per Share (Details-Potentially Dilutive Shares)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Potentially dilutive securities excluded from EPS	661,000	515,000	499,000
Employee Stock Option [Member]
Potentially dilutive securities excluded from EPS	595,000	419,000	377,000
Preferred Stock Warrants [Member]
Potentially dilutive securities excluded from EPS	33,000	96,000	122,000
Restricted Stock Units (RSUs) [Member]
Potentially dilutive securities excluded from EPS	33,000	0	0